UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

3/31

Date of reporting period:  6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)
Shares			Value
	COMMON STOCK - 99.2%
	AEROSPACE/DEFENSE - 3.6%
35	General Dynamics Corp.		$ 1,939
37	Raytheon Co.		1,644
			3,583
	AGRICULTURE - 0.5%
11	Philip Morris International, Inc.		480

	BANKS - 11.3%
29	Bank of New York Mellon Corp.		850
14	Goldman Sachs Group, Inc.		2,064
115	JPMorgan Chase & Co.		3,923
41	Northern Trust Corp.		2,201
28	US Bancorp		502
74	Wells Fargo & Co.		1,795
			11,335
	BEVERAGES - 3.6%
21	Brown-Forman Corp.		903
27	Coca-Cola Co.		1,296
26	PepsiCo, Inc.		1,429
			3,628
	BIOTECHNOLOGY - 2.4%
11	Amgen, Inc. *		582
10	Biogen Idec, Inc. *		451
30	Celgene Corp. *		1,435
			2,468
	CHEMICALS - 0.9%
12	CF Industries Holdings, Inc.		890

	COMMERCIAL SERVICES - 1.8%
10	Visa, Inc.		623
71	Western Union Co.		1,164
			1,787
	COMPUTERS - 5.0%
77	Hewlett-Packard Co.		2,976
20	International Business Machines Corp.		2,088
			5,064
	COSMETICS/PERSONAL CARE - 3.1%
62	Procter & Gamble Co.		3,168

Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares			Value
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
86	Charles Schwab Corp.		$ 1,508
24	NYSE Euronext		654
			2,162
	FOOD - 2.1%
152	Sara Lee Corp.		1,483
26	Sysco Corp.		584
			2,067
	FOREST PRODUCTS & PAPER - 0.7%
22	Weyerhaeuser Co.		669

	HEALTHCARE-PRODUCTS - 2.6%
37	Johnson & Johnson		2,102
16	Medtronic, Inc.		558
			2,660
	HEALTHCARE-SERVICES - 2.4%
39	Aetna, Inc.		977
59	UnitedHealth Group, Inc.		1,474
			2,451
	HOME BUILDERS - 0.9%
95	DR Horton, Inc.		889

	INSURANCE - 1.1%
28	Travelers Cos, Inc.		1,149

	INTERNET - 2.4%
115	eBay, Inc. *		1,970
22	VeriSign, Inc. *		407
			2,377
	IRON/STEEL - 1.2%
34	United States Steel Corp.		1,215

	MEDIA - 4.4%
59	Cablevision Systems Corp.		1,145
40	Liberty Global, Inc. - Cl. A *		636
54	Scripps Networks Interactive, Inc.		1,503
19	Time Warner, Inc.		479
30	Viacom, Inc. *		681
			4,444
	METAL FABRICATE/HARDWARE - 0.5%
7	Precision Castparts Corp.		511
Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares			Value
	MINING - 2.6%
52	Freeport-McMoRan Copper & Gold, Inc.		$ 2,606

	OFFICE/BUSINESS EQUIPMENT - 0.5%
25	Pitney Bowes, Inc.		548

	OIL & GAS - 15.2%
44	Chevron Corp.		2,915
16	ConocoPhillips		673
31	Diamond Offshore Drilling, Inc.		2,575
18	EOG Resources, Inc.		1,223
93	Exxon Mobil Corp.		6,502
22	Occidental Petroleum Corp.		1,448
			15,336
	OIL & GAS SERVICES - 1.3%
64	Halliburton Co.		1,325

	PHARMACEUTICALS - 9.1%
52	Abbott Laboratories		2,446
65	Eli Lilly & Co.		2,252
22	Merck & Co., Inc.		615
55	Mylan, Inc. *		718
209	Pfizer, Inc.		3,135
			9,166
	REITS - 0.9%
9	Simon Property Group, Inc.		463
10	Vornado Realty Trust		450
			913
	RETAIL - 8.4%
36	Gap, Inc.		590
18	JC Penney Co., Inc.		517
66	Macy's, Inc.		776
37	McDonald's Corp.		2,127
64	Wal-Mart Stores, Inc.		3,100
46	Walgreen Co.		1,352
			8,462
	SOFTWARE - 5.0%
31	CA, Inc.		540
55	Intuit, Inc. *		1,549
123	Microsoft Corp.		2,924
			5,013
Wayne Hummer Large Cap Core Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)
Shares			Value
	TELECOMMUNICATIONS - 1.4%
49	Cisco Systems, Inc. *		$ 913
17	Harris Corp.		482
			1,395
	TRANSPORTATION - 2.2%
12	Norfolk Southern Corp.		452
33	Union Pacific Corp.		1,718
			2,170

	TOTAL COMMON STOCK ( Cost - $100,347)		99,931

	SHORT-TERM INVESTMENTS - 99.3%
	MONEY MARKET FUND - 99.3%
100,043	Goldman Sachs Financial Square Funds - Treasury Instruments Fund
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $100,043)		$ 100,043

	TOTAL INVESTMENTS - 198.5% ( Cost - $200,390)		$ 199,974
	OTHER LIABILITIES LESS ASSETS - (98.5%)		(99,245)
	NET ASSETS - 100.0%		$ 100,729

* Non-Income producing security.

Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 55
		Unrealized depreciation:	(471)
		Net unrealized depreciation:	$ (416)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's assets carried at fair value:

	Valuation Inputs	Investment in Securities ($)
	Level 1- Quoted Prices	$ 199,974
	Level 2 - Other Significant Observable Inputs	-
	Level 3 - Significant Unobservable Inputs	-
	Total	$ 199,974

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/24/09

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/24/09